Shareholder Report, Holdings (Details)	May 31, 2026
C000198465 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000198465 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000198465 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000198465 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000198465 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000198465 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000198465 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000198465 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000198465 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000198465 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000198465 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198466 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000198466 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198466 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000198466 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000198466 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000198466 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000198466 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000198466 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198466 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198466 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198466 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000198467 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000198467 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000198467 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000198467 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000198467 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000198467 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000198467 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000198467 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000198467 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000198467 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000198467 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000198469 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000198469 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198469 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198469 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000198469 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000198469 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000198469 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000198469 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198469 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198469 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198470 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000198470 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000198470 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000198470 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000198470 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000198470 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000198470 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198470 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000198470 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198470 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198470 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198481 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000198481 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000198481 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000198481 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000198481 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000198481 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000198481 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000198481 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000198481 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000198481 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000198481 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241270 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000241270 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000241270 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000241270 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000241270 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241270 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241270 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%